Document and Entity Information	12 Months Ended
Sep. 30, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	ESSA Pharma Inc.
Entity Central Index Key	0001633932
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--09-30
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	5,776,098
Document Type	20-F
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY